Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Rental income	$ 3,756,368	$ 4,281,753	$ 7,440,412	$ 8,314,182	$ 16,470,918	$ 18,523,813
Fees and other income	58,707	96,987	147,463	189,743	343,790	401,462
Total revenue	3,815,075	4,378,740	7,587,875	8,503,925	16,814,708	18,925,275
Costs and expenses:
Rental operating costs	1,258,664	1,462,605	2,803,105	3,075,248	6,158,052	6,256,077
General and administrative	1,341,297	1,223,658	3,015,120	2,885,634	5,704,830	7,526,675
Depreciation and amortization	898,710	1,211,691	1,897,679	2,455,796	4,862,267	5,515,518
Impairment of goodwill and real estate assets	2,978,150	4,317,389	3,502,523	4,344,332	6,443,437	1,969,311
Total costs and expenses	6,476,821	8,215,343	11,218,427	12,761,010	23,168,586	21,267,581
Other income (expense):
Interest expense - mortgage notes	(1,151,932)	(1,477,870)	(3,202,006)	(2,988,341)	(6,050,437)	(6,050,196)
Net loss in Conduit Pharmaceuticals marketable securities (see footnote 9)	5,743	(7,802)	7,728	(184,459)	(188,287)	(17,925,723)
Interest and other income, net	5,206	5,206	10,355	10,354	20,881	(151,356)
Gain on sales of real estate, net	(21,997)	323,359	150,099	4,777,327	5,444,792	3,426,572
Gain on disposition of assets and liabilities, net			3,416,501
Income tax (expense) benefit	(26,630)	(53,910)	(44,687)	(28,501)	(463,170)	(60,855)
Total loss, net	(1,189,610)	(1,211,017)	337,990	1,586,380	(1,236,221)	(20,761,558)
Net loss:	(3,851,356)	(5,047,620)	(3,292,562)	(2,670,705)	(7,590,099)	(23,103,864)
Less: Income attributable to noncontrolling interests	40,230	(228,905)	(77,655)	(340,468)	(685,586)	(2,524,665)
Net loss attributable to Presidio Property Trust, Inc. stockholders	(3,811,126)	(5,276,525)	(3,370,217)	(3,011,173)	(8,275,685)	(25,628,529)
Less: Preferred Stock Series D dividends		(574,096)		(1,153,671)	(2,295,607)	(2,236,696)
Less: Series D Preferred Stock undeclared dividends in arrears	(570,541)		(1,141,082)
Net loss attributable to Presidio Property Trust, Inc. common stockholders	$ (4,381,667)	$ (5,850,621)	$ (4,511,299)	$ (4,164,844)	$ (10,571,292)	$ (27,865,225)
Net loss per share attributable to Presidio Property Trust, Inc. common stockholders:
Basic	$ (3.33)	$ (5.13)	$ (3.43)	$ (3.42)	$ (8.65)	$ (22.50)
Diluted	$ (3.33)	$ (5.13)	$ (3.43)	$ (3.42)	$ (8.65)	$ (22.50)
Weighted average number of common shares outstanding - basic	1,315,656	1,139,437	1,314,912	1,217,332	1,221,413	1,238,659
Weighted average number of common shares outstanding - diluted	1,315,656	1,139,437	1,314,912	1,217,332	1,221,413	1,238,659